UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [x]; Amendment Number:	1
                                               -------

This Amendment (Check only one.):               [x] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        140
                                         --------------
Form 13F Information Table Value Total:  $ 3,692,271
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    14719   504085 SH       Sole                   504085
Abbott Labs                    COM              002824100    88986  1661743 SH       Sole                  1635643             26100
Acco Brands Corp               COM              00081T108    38263  1659981 SH       Sole                  1634133             25848
Airtran Hldgs Inc.             COM              00949P108    47735  4371360 SH       Sole                  4343160             28200
Allstate Corp                  COM              020002101     7758   126126 SH       Sole                   126126
American Greetings             COM              026375105    15916   561812 SH       Sole                   561812
American Int'l Group Inc       COM              026874107   111632  1594065 SH       Sole                  1569065             25000
Analogic Corp                  COM              032657207    12807   174225 SH       Sole                   174225
Apache Corporation             COM              037411105   194900  2388775 SH       Sole                  2344200             44575
Apogee Enterprises             COM              037598109     4465   160500 SH       Sole                   160500
Archer Daniels Midland         COM              039483102     7091   214297 SH       Sole                   214297
Bank of America Corp           COM              060505104    11744   240215 SH       Sole                   240215
Bank of New York Inc           COM              064057102    13607   328350 SH       Sole                   328350
Belo Corp                      COM              080555105     9721   472123 SH       Sole                   472123
Berry Pete Co Cl A             COM              085789105    10392   275800 SH       Sole                   275800
Black & Decker Corp.           COM              091797100    74095   839032 SH       Sole                   825132             13900
Brinks Company                 COM              109696104    13243   213975 SH       Sole                   213975
Callaway Golf Co               COM              131193104    19842  1114120 SH       Sole                  1114120
Cardinal Health Inc            COM              14149Y108    74798  1058855 SH       Sole                  1032855             26000
Centennial Bank                COM              151345303     9378  1107200 SH       Sole                  1107200
Century Aluminum Company       COM              156431108     7736   141600 SH       Sole                   141600
Charming Shoppes               COM              161133103     6125   565580 SH       Sole                   565580
Cimarex Energy Co              COM              171798101   117501  2981505 SH       Sole                  2932155             49350
Circuit City Store Inc         COM              172737108      805    53390 SH       Sole                    53390
Citigroup Inc                  COM              172967101    84836  1654039 SH       Sole                  1625709             28330
City National Corp             COM              178566105     3317    43590 SH       Sole                    43590
Comerica Inc                   COM              200340107    12227   205595 SH       Sole                   205595
Conagra Foods Inc              COM              205887102    20927   779113 SH       Sole                   778863               250
Conocophillips                 COM              20825C104   176999  2254762 SH       Sole                  2213455             41307
Crystal River Capital          COM              229393301     2216    91250 SH       Sole                    91250
Del Monte Foods                COM              24522P103     8929   734260 SH       Sole                   734260
Devon Energy Corp              COM              25179M103   193386  2470129 SH       Sole                  2424454             45675
Dominion Resources Inc         COM              25746U109   106660  1235774 SH       Sole                  1215325             20449
Domtar Corporation             COM              257559104    26883  2408844 SH       Sole                  2358140             50704
Dover Corp                     COM              260003108     3119    60980 SH       Sole                    60980
Dow Chemical                   COM              260543103    71503  1616990 SH       Sole                  1582490             34500
Encore Acquisition Co          COM              29255W100    52364  1883615 SH       Sole                  1883615
Energen Corp                   COM              29265N108     1887    34340 SH       Sole                    34340
Finish Line Inc                COM              317923100     7693   844450 SH       Sole                   844450
First National Lincoln Corp    COM              335716106      245    14394 SH       Sole                    14394
First Source Corp              COM              336901103     7847   314904 SH       Sole                   314904
First State Bancorporation     COM              336453105    11205   526320 SH       Sole                   526320
Flower Foods Inc               COM              343498101    10918   327285 SH       Sole                   327285
Fluor Corp                     COM              343412102    75788   680510 SH       Sole                   668435             12075
Fortune Brands Inc             COM              349631101    84450  1025257 SH       Sole                  1012172             13085
Freddie Mac                    COM              313400301     1578    26000 SH       Sole                    26000
Freeport-McMoran Copper & Gold COM              35671D857    30926   373417 SH       Sole                   373417
Gannett Incorporated           COM              364730101    70808  1288591 SH       Sole                  1268691             19900
General Mills Inc              COM              370334104    43637   746958 SH       Sole                   735475             11483
Gevity HR Inc                  COM              374393106     5616   290530 SH       Sole                   290530
Green County Bancshares Inc    COM              394361208      308     9865 SH       Sole                     9865
Greenbrier Companies Inc       COM              393657101    10290   340510 SH       Sole                   340510
Griffon                        COM              398433102     2377   109115 SH       Sole                   109115
Hanesbrands Inc.               COM              410345102    55183  2041562 SH       Sole                  2006882             34680
Hanmi Financial Corp           COM              410495105     6131   359390 SH       Sole                   359390
Hanover Insurance Group Inc    COM              410867105    10745   220230 SH       Sole                   220230
Health Care REIT               COM              42217K106     1391    34466 SH       Sole                    33746               720
Helmerich & Payne Inc          COM              423452101    28717   810770 SH       Sole                   810770
Hornbeck Offshore Services     COM              440543106    14276   368330 SH       Sole                   368330
Illinois Tool Works            COM              452308109    61532  1135487 SH       Sole                  1111507             23980
Integrys Energy Group          COM              45822P105    12513   246660 SH       Sole                   246660
International Paper            COM              460146103    45984  1177574 SH       Sole                  1177574
IStar Financial                COM              45031U101     3533    79700 SH       Sole                    78800               900
ITLA Capital Corp              COM              450565106     8414   161438 SH       Sole                   161438
Johnson & Johnson              COM              478160104    77862  1263578 SH       Sole                  1246529             17049
K-Swiss                        COM              482686102    13823   487920 SH       Sole                   487920
Kaydon Corp                    COM              486587108    10145   194640 SH       Sole                   194640
Kimberly Clark Corporation     COM              494368103    15101   225753 SH       Sole                   225753
Lance Inc.                     COM              514606102     2325    98685 SH       Sole                    98685
Lexmark Int'l New Cl A         COM              529771107    52405  1062770 SH       Sole                  1044970             17800
Lincoln Electric Holdings      COM              533900106     8953   120595 SH       Sole                   120595
Lufkin Inds Inc                COM              549764108     9142   141620 SH       Sole                   141620
Lyondell Chemical              COM              552078107     1787    48150 SH       Sole                    48150
MAF Bancorp Inc                COM              55261R108    15670   288786 SH       Sole                   288786
McDonald's Corporation         COM              580135101   146094  2878137 SH       Sole                  2830512             47625
Meadwestvaco Corp              COM              583334107    83281  2357910 SH       Sole                  2312010             45900
Medtronic Incorporated         COM              585055106    72021  1388750 SH       Sole                  1370387             18363
Merrill Lynch                  COM              590188108    12756   152620 SH       Sole                   152620
Microsoft Corporation          COM              594918104    77897  2643251 SH       Sole                  2575933             67318
Moneygram Intl Inc             COM              60935Y109    39234  1403725 SH       Sole                  1383575             20150
Morgan Stanley                 COM              617446448     1791    21350 SH       Sole                    21350
Motorola Incorporated          COM              620076109    46646  2635350 SH       Sole                  2590050             45300
Municipal Mtg & Eqty LLC       COM              62624B101      419    17170 SH       Sole                    17170
Noble Energy Inc               COM              655044105     4972    79700 SH       Sole                    79700
Northstar Realty Financial     COM              66704R100     2162   172800 SH       Sole                   170000              2800
Office Depot Inc               COM              676220106     2225    73440 SH       Sole                    73440
Ohio Casualty Corporation      COM              677240103      606    14000 SH       Sole                    14000
Parker Hannifin Corp           COM              701094104    11301   115418 SH       Sole                   115418
Partnerre Ltd                  COM              G6852T105      636     8200 SH       Sole                     8200
Pentair Inc                    COM              709631105      398    10330 SH       Sole                    10330
Pfizer Incorporated            COM              717081103     6575   257140 SH       Sole                   257140
PNC Financial Svcs Group       COM              693475105     1288    18000 SH       Sole                    18000
Qad Inc                        COM              74727D108     5073   611245 SH       Sole                   611245
Sara Lee Corporation           COM              803111103    84420  4851740 SH       Sole                  4782490             69250
Sky Financial Group            COM              83080P103     3020   108410 SH       Sole                   108410
Southwest Airlines             COM              844741108    12150   814870 SH       Sole                   814870
Southwestern Energy Co         COM              845467109     9897   222415 SH       Sole                   222415
Sovereign Bancorp              COM              845905108     2560   121080 SH       Sole                   121080
Sprint Nextel Corp.            COM              852061100    36415  1758320 SH       Sole                  1727370             30950
Steiner Leisure LTD            COM              P8744Y102    10952   222970 SH       Sole                   222970
Taylor Capital Group           COM              876851106     4581   166385 SH       Sole                   166385
Toro Company                   COM              891092108    15747   267395 SH       Sole                   267395
Trinity Industries Inc         COM              896522109    20349   467366 SH       Sole                   459756              7610
U S Airways Group Inc.         COM              90341W108      463    15310 SH       Sole                    15310
UCBH Hldgs Inc                 COM              90262T308     9714   531690 SH       Sole                   531690
UGI Corp                       COM              902681105     9546   349945 SH       Sole                   349945
United Auto Group Inc          COM              909440109     8349   392150 SH       Sole                   392150
United Fire & Casualty Co      COM              910331107    13638   385471 SH       Sole                   385471
United Technologies            COM              913017109    76268  1075260 SH       Sole                  1057160             18100
Unitedhealth Group Inc         COM              91324P102    52754  1031553 SH       Sole                  1009563             21990
US Bancorp                     COM              902973304    90838  2756835 SH       Sole                  2704430             52405
Wachovia Corporation           COM              929903102     1586    30942 SH       Sole                    30942
Washington Group Int'l         COM              938862208     9063   113275 SH       Sole                   113275
Washington Mutual              COM              939322103     1429    33510 SH       Sole                    33510
Wellpoint Inc.                 COM              94973V107     7803    97745 SH       Sole                    97745
Wells Fargo & Co.              COM              949746101    94589  2689485 SH       Sole                  2642115             47370
Werner Enterprises             COM              950755108    21230  1053605 SH       Sole                  1053605
Weyerhaeuser Company           COM              962166104      699     8851 SH       Sole                     8851
Whiting Petroleum Corporation  COM              966387102    18221   449685 SH       Sole                   449685
XTO Energy Inc                 COM              98385X106    23625   393100 SH       Sole                   393100
Aspen Insurance Holdings Pfd 7 PFD              G05384139     3449   138500 SH       Sole                   135500              3000
Axis Capital Holdings 7.25% Pf PFD              G0692U208     1591    63000 SH       Sole                    63000
Capital Crossing 8.5% Pfd D    PFD              14007R401     1098    42455 SH       Sole                    40000              2455
Countrywide Capital V Trust 7% PFD              222388209     8347   339050 SH       Sole                   321050             18000
Merrill Lynch Pfd Cap Tr IV To PFD              59021G204     1291    51500 SH       Sole                    51500
Royal Bank of Scotland 6.4% Pf PFD              780097796      486    20000 SH       Sole                    20000
Selective Insurance 7.5% Sub N PFD              816300305     2202    86000 SH       Sole                    86000
Diamond Hill Select Fund Cl A  TR UNIT          25264S775      533    44790 SH       Sole                                      44790
Energy Income & Growth Fund    TR UNIT          292697109      480    17217 SH       Sole                     5317             11900
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106     1640    67320 SH       Sole                    49780             17540
Managed High Yield Plus Fund   COM SHS          561911108      486   100000 SH       Sole                   100000
Nuveen Preferred & Convert Inc COM SHS          67073D102      809    61000 SH       Sole                    61000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      889    64500 SH       Sole                    64500
Western Asset High Income Fd I COM SHS          95766J102      437    40000 SH       Sole                    40000
Atlas Pipeline Partners Unit L LTD              049392103     2801    51605 SH       Sole                    51355               250
Energy Transfer Partners LP    LTD              29273R109     4088    66230 SH       Sole                    65900               330
Enterprise Products LP         LTD              293792107     2481    77985 SH       Sole                    77555               430
Inergy L P                     LTD              456615103     2215    61200 SH       Sole                    61200
Markwest Energy Partners LP    LTD              570759100     2109    60610 SH       Sole                    60150               460
Nustar Energy LP               LTD              67058H102     1722    25142 SH       Sole                    24952               190